Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Reclassification from accumulated other comprehensive income	$ 35	$ 0	$ 14
Tax effect on amount reclassified from accumulated other comprehensive income	$ (7)	$ 0	$ (4)